Document and Entity Information	Sep. 18, 2025
Details
Registrant CIK	0000889353
Entity Incorporation, State or Country Code	NV
Entity Ex Transition Period	false
Document Type	8-K
Document Period End Date	Sep. 18, 2025
Entity Registrant Name	SENTINEL HOLDINGS LTD
Entity File Number	333-193220
Entity Tax Identification Number	95-4363944
Entity Address, Address Line One	1793 Lafayette St. 2nd FL
Entity Address, City or Town	Santa Clara
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95050
City Area Code	408
Local Phone Number	750-0038
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Amendment Flag	false